FINANCIAL INSTRUMENTS & RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of aging of trade and other receivables	At December 31, the aging of trade and other receivables was as follows:

($ millions)	2025	2024
31-60 days past due	1	1
Greater than 61 days past due	2	2
	3	3

Schedule of how entity manages liquidity risk
Liquidity risk is the risk Pembina will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding Balances Due by Period
As at December 31, 2025	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and other	1,321	1,321	1,321	—	—	—
Loans and borrowings	11,666	18,020	1,059	2,681	2,683	11,597
Subordinated hybrid notes	1,022	1,409	54	108	108	1,139
Derivative financial liabilities	138	139	22	22	20	75
Lease liabilities	622	815	113	203	144	355

Schedule of type of risk sensitivity analysis
The following table shows the impact on earnings if the underlying forward commodity prices of the derivative financial instruments increased or decreased by 15 percent, with other variables held constant.

As at December 31, 2025	15 Percent	15 Percent
($ millions)	Price Increase	Price Decrease
Crude oil(1)	(5)	5
Natural gas	8	(8)
NGL(2)	(19)	19
(1)    Includes condensate.
(2)    Includes propane and butane.
The following table shows the impact on earnings if the underlying foreign exchange risk rate of the derivative financial instruments increased or decreased by $0.10, with other variables held constant.

As at December 31, 2025	$0.10	$0.10
($ millions)	Rate Increase	Rate Decrease
U.S. to Canadian dollars	(10)	10

Schedule of financial instruments by type of interest rate
At the reporting date, the interest rate profile of Pembina's interest-bearing financial instruments was:

As at December 31
($ millions)	2025	2024
Carrying amounts of financial liability
Fixed rate instruments(1)	12,005	12,173
Variable rate instruments(2)	1,305	1,148
	13,310	13,321
(1)    Includes lease liabilities and subordinated hybrid notes.
(2)    At December 31, 2025, there were no financial derivative contracts designated as cash flow hedging instruments. At December 31, 2024, this includes financial derivative contracts designated as cash flow hedging instruments, fixing the interest rates on U.S. $250 million of variable rate debt.

Schedule of cash flow sensitivity analysis for variable rate instruments
The following table shows the impact on earnings if interest rates at the reporting date would have increased or decreased by 100 basis points, with other variables held constant.

As at December 31, 2025	100 Basis Point	100 Basis Point
($ millions)	Increase	Decrease
Variable rate instruments	9	(9)

Schedule of cash flow sensitivity analysis for variable rate instruments
The following table illustrates the sensitivity of Level 3 derivative financial instruments:

As at December 31		2025		2024
($ millions)		Earnings Increase	Earnings Decrease	Earnings Increase	Earnings Decrease
Power purchase agreements	Forward power prices and renewable wind power pricing discounts (+/-10 percent)	54	(54)	53	(53)
Cedar LNG capacity commercial arrangement	Forward commodity pricing (+/-10 percent) and volatility in commodity prices (+/-5 percent)	184	(102)	—	—

Schedule of fair value of financial instruments

	December 31, 2025				December 31, 2024
	Carrying Value	Fair Value			Carrying Value	Fair Value
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments(1)	128	—	14	114	13	—	13	—
Financial liabilities carried at fair value
Derivative financial instruments(1)	138	—	9	129	159	—	42	117
Financial liabilities carried at amortized cost
Long-term debt(2)	12,688	—	12,708	—	12,656	—	12,649	—
(1)    At December 31, 2025, all derivative financial instruments are carried at fair value through earnings. At December 31, 2024, all derivative financial instruments are carried at fair value through earnings, except for $5 million in interest rate derivative financial assets that were designated as cash flow hedge and matured on March 31, 2025.
(2)    Carrying value of current and non-current balances. Includes loans and borrowings and subordinated notes.

Schedule of Assets and liabilities measured on recurring basis, unobservable input reconciliation
Changes in fair value of the derivative net liabilities classified as Level 3 in the fair value hierarchy were as follows:

For the year ended December 31
($ millions)	2025	2024
Level 3 derivative net (liability) asset at January 1	(117)	15
New contracts added(1)	176	—
Loss from power purchase agreements embedded derivatives(2)	(12)	(132)
Loss from Cedar LNG capacity commercial arrangement embedded derivative(2)	(62)	—
Level 3 derivative net liability at December 31	(15)	(117)
(1)    Relates to Cedar LNG’s embedded derivative arising from the Cedar LNG capacity commercial arrangement entered into during the fourth quarter of 2025.
(2)    Net realized and unrealized loss included in Revenue from risk management and derivative contracts (see Note 18 Revenue).

Schedule of detailed information about hedging instruments
The details of the U.S. dollar denominated debt are as follows:

For the years ended December 31 ($ millions)	2025	2024
Notional amount of U.S. debt designated (in U.S. dollars)	250	250
Carrying value of U.S. debt designated	343	360
Maturity date	2030	2025

Schedule of financial instruments designated at fair value through profit or loss

For the years ended December 31
($ millions)	2025	2024
Derivative instruments held at fair value through earnings
Realized gain recorded in revenue from risk management and other derivative contracts
Commodity-related gain	(133)	(241)
Unrealized (gain) loss recorded in revenue from risk management and other derivative contracts
Commodity-related (gain) loss	(25)	170
Cedar LNG capacity commercial arrangement embedded derivative loss	62	—
Derivative instruments in hedging relationships
Interest rate loss recorded in other comprehensive income(1)	4	10
(1)    Unrealized losses or gains for designated cash flow hedges are recognized in impact of hedging activities in the Consolidated Statements of Earnings and Comprehensive Income, with realized losses or gains being reclassified to net finance costs. The movement in other comprehensive income relates to realized losses on interest rate forward swaps, which matured on March 31, 2025. A gain of $4 million was recognized during the first quarter of 2025, prior to the maturity date, that was reclassified to net finance costs (2024: $17 million realized gain). No losses or gains have been recognized in net income relating to discontinued cash flow hedges.